Stock-Based Compensation Summary of Nonvested Restricted Shares Issued Under Stock Award Plans (Detail) - $ / shares	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested shares, Beginning balance	1,727,182	1,930,425	1,398,462
Shares, granted	677,113	689,345	744,287
Shares, vested	(398,582)	(700,543)	(102,724)
Shares, forfeited	(279,074)	(192,045)	(109,600)
Nonvested shares, Ending balance	1,726,639	1,727,182	1,930,425
Weighted-Average Grant Date Fair Value, Beginning balance	$ 22.44	$ 18.61	$ 16.58
Weighted Average Grant Date Fair Value, granted	27.26	27.09	22.18
Weighted-Average Grant Date Fair Value, vested	18.99	16.49	15.35
Weighted-Average Grant Date Fair Value, forfeited	25.90	22.39	19.96
Weighted-Average Grant Date Fair Value, Ending balance	$ 24.57	$ 22.44	$ 18.61
Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested shares, Beginning balance	1,490,770	1,431,000	779,394
Shares, granted	732,124	609,335	789,814
Shares, vested	(311,343)	(244,625)	(28,580)
Shares, forfeited	(405,432)	(304,940)	(109,628)
Nonvested shares, Ending balance	1,506,119	1,490,770	1,431,000
Weighted-Average Grant Date Fair Value, Beginning balance	$ 23.30	$ 20.31	$ 18.93
Weighted Average Grant Date Fair Value, granted	28.62	27.03	21.52
Weighted-Average Grant Date Fair Value, vested	20.47	18.85	13.62
Weighted-Average Grant Date Fair Value, forfeited	24.76	20.27	20.99
Weighted-Average Grant Date Fair Value, Ending balance	$ 26.08	$ 23.30	$ 20.31